Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0000880242
Entity Registrant Name	BIOLARGO, INC.
Amendment Flag	false
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	65-0159115
Entity Address, Address Line One	14921 Chestnut St.
Entity Address, City or Town	Westminster
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92683
City Area Code	888
Local Phone Number	400-2863
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer